Related party transactions	12 Months Ended
Dec. 31, 2019
Related party transactions
Related party transactions

16   Related party transactions

Beijing Dasheng Time Technology Co., Ltd

In August 2014, Beijing Dasheng Time Technology Co., Ltd(“Dasheng Time”) was incorporated by Shu Ting. Shu Ting is the Group’s co-founder and has served as director and senior vice president. Since November 2019, Dasheng Zhixing entered into a promotion channel service with Dasheng Time. Under the cooperation, Dasheng Zhixing provides online lessons of Dasheng Time to the student who has purchased the prepaid credit packages of the Group, as a promotion channel to Dasheng Time. For the year ended 2019, the fair value of promotion service provided by Dasheng Zhixing is estimated to be RMB535, which are recognized as net revenues in the consolidated statement of comprehensive loss of the Group.

YY

In June 2014, Dasheng Zhixing entered into a technology service agreement with Duowan Entertainment Corporation (“YY”), one of the Company's principal shareholders, for a term of five years. This agreement provides Dasheng Zhixing with the right to use the audio and video streaming software, technical support service, servers and Internet connection bandwidth capacity from YY. The right to use the audio and video streaming software, servers, Internet connection bandwidth capacity and technology support are collectively referred to as “audio and video streaming solution”. The audio and video streaming solution provided by YY is free of charge up to a preset level of bandwidth usage.

The Group estimated the fair value of the audio and video streaming solution service provided by YY based on market value. For the year ended 2016 and 2017, the fair value of the audio and video streaming solution provided by YY is estimated to be RMB1,636 and RMB384 respectively, which are recognized as cost of revenues in the consolidated statement of comprehensive loss, and an addition to additional paid-in capital as shareholder contribution in the consolidated balance sheet of the Group. For the year ended 2019, the fair value of the audio and video streaming solution service provided by YY significantly decreased from the prior year as the Group begun to rely on its self-produced audio and video streaming software, technical service, servers and Internet connection bandwidth capacity from 2018. For the year ended 2018 and 2019, the fair value of the audio and video streaming solution provided by YY is to be nil.